Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Variable lease costs	$ 0
Operating lease costs	$ 3,845	$ 4,530	$ 6,626
Minimum
Operating Leases
Remaining terms	1 year
Maximum
Operating Leases
Remaining terms	5 years